CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales	$ 466,877,569	$ 370,406,840	$ 341,169,426
Cost of sales	146,787,236	125,517,021	124,034,448
Gross profit	320,090,333	244,889,819	217,134,978
Operating expenses
Selling expenses	95,575,830	34,843,935	11,679,242
General and administrative expenses	68,817,340	67,683,667	54,519,122
Research and development expenses	9,524,412	6,503,712	7,021,992
Income from operations	146,172,751	135,858,505	143,914,622
Other income (expenses)
Equity in income of an equity method investee	2,368,995	3,509,071	2,519,201
Interest income	13,706,750	7,623,624	7,815,780
Interest expense	(338,136)	(583,432)	(254,471)
Loss from disposal of a subsidiary	0	0	(75,891)
Other income, net	4,092,935	0	0
Total other income, net	19,830,544	10,549,263	10,004,619
Income before income tax expense	166,003,295	146,407,768	153,919,241
Income tax expense	18,036,180	64,171,809	25,125,820
Net income	147,967,115	82,235,959	128,793,421
Less: Net income attributable to noncontrolling interest	19,910,813	14,292,924	24,014,114
Net income attributable to China Biologic Products Holdings, Inc.	$ 128,056,302	$ 67,943,035	$ 104,779,307
Earnings per share of ordinary share:
Basic	$ 3.54	$ 2.40	$ 3.79
Diluted	$ 3.53	$ 2.38	$ 3.74
Weighted average shares used in computation:
Basic	35,304,294	27,361,561	26,848,445
Diluted	35,432,959	27,605,623	27,249,144
Net income	$ 147,967,115	$ 82,235,959	$ 128,793,421
Other comprehensive (losses)/income:
Foreign currency translation adjustment, net of nil income taxes	(60,783,829)	36,861,394	(31,303,262)
Comprehensive income	87,183,286	119,097,353	97,490,159
Less: Comprehensive income attributable to noncontrolling interest	12,794,989	17,876,743	19,026,592
Comprehensive income attributable to China Biologic Products Holdings, Inc.	$ 74,388,297	$ 101,220,610	$ 78,463,567